Note 15 - Stock-based Compensation - Ordinary Shares Reserved for Future Issuance (Details)	Dec. 31, 2021 shares
Ordinary shares reserved for future issuance (in shares)	353,363,350
Share-based Payment Arrangement, Option [Member]
Ordinary shares reserved for future issuance (in shares)	155,397,800
Restricted Stock Units (RSUs) [Member]
Ordinary shares reserved for future issuance (in shares)	89,326,700
Shares Reserved For Awards [Member]
Ordinary shares reserved for future issuance (in shares)	96,195,700
Employee Stock Purchase Plan [Member]
Ordinary shares reserved for future issuance (in shares)	12,443,150